Stockholders' Deficit - Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)	6,497,072	5,465,249
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 7 months 13 days	4 years 9 months 7 days
Warrants Outstanding, Weighted Average Exercise Price	$ 14.88	$ 17.12
Public and Private Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 92	$ 92
Warrants Outstanding, Number Outstanding (in Shares)	837,625	837,625
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	5 months 1 day	7 months 9 days
Warrants Outstanding, Weighted Average Exercise Price	$ 11.86	$ 14.1
April 2024 Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 6.88	$ 6.88
Warrants Outstanding, Number Outstanding (in Shares)	14,535	14,535
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	0 years	3 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.02	$ 0.02
June 2024 Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 2	$ 2
Warrants Outstanding, Number Outstanding (in Shares)	150,000	150,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	1 month 2 days	1 month 13 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.05	$ 0.05
November 2024 Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 2.41	$ 2.41
Warrants Outstanding, Number Outstanding (in Shares)	351,424	351,424
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 months 19 days	3 months 21 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.13	$ 0.15
August 2025 Pre-funded Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 0.0001
Warrants Outstanding, Number Outstanding (in Shares)	1,702,088
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 3 months 7 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0
August 2025 Warrant [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 4.4
Warrants Outstanding, Number Outstanding (in Shares)	250,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 months 8 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.17
September 2025 Private Placement Warrant [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 5.405
Warrants Outstanding, Number Outstanding (in Shares)	3,191,400
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 5 months 1 day
Warrants Outstanding, Weighted Average Exercise Price	$ 2.65
August 2024 Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 2
Warrants Outstanding, Number Outstanding (in Shares)		175,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		1 month 24 days
Warrants Outstanding, Weighted Average Exercise Price		$ 0.06
Pre-funded Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 0.0001
Warrants Outstanding, Number Outstanding (in Shares)		1,436,666
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		1 year 3 months 18 days
Warrants Outstanding, Weighted Average Exercise Price		$ 0
Private Placement Warrant [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 6
Warrants Outstanding, Number Outstanding (in Shares)		2,499,999
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		2 years 3 months 7 days
Warrants Outstanding, Weighted Average Exercise Price		$ 2.74
Minimum [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	0.0001	0.0001
Maximum [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 92	$ 92